Accounts Payable	12 Months Ended
Jun. 30, 2025
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 12 — ACCOUNTS PAYABLE

Accounts payable mainly represent the amount the Company owes to its suppliers. As of June 30, 2025 and 2024, outstanding accounts payable amounted to $7,212,938 and $8,026,193, respectively.